PROVISIONS AND CONTINGENCIES - CONTINGENCY NARRATIVE (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of contingent liabilities [line items]
Payments in escrow related to legal claims	$ 42,217	$ 33,678
Claim amount				$ 105,268
Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount		134,244		162,701
Atento Brasil [member]
Disclosure of contingent liabilities [line items]
Payments in escrow related to tax claims	$ 4,407	4,619
Number of claims	14
Tax authorities | Atento Brasil [member] | Probable [member]
Disclosure of contingent liabilities [line items]
Number of claims	42
Tax authorities | Atento Brasil [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount		59,445			$ 30,885
Tax authorities | R Brasil Solucoes S.A. [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount		2,297
Tax authorities | CBCC [member] | Probable [member]
Disclosure of contingent liabilities [line items]
Claim amount		2,640
Other contingencies | Atento Brasil [member]
Disclosure of contingent liabilities [line items]
Claim amount		$ 5
Labour related disputes | Atento Brasil [member]
Disclosure of contingent liabilities [line items]
Number of claims	14,750	12,364
Claim amount			R$ 27,870	28,132
Labour related disputes | Atento Brasil [member] | Probable [member]
Disclosure of contingent liabilities [line items]
Claim amount			R$ 856	749
Labour related disputes | Atento Teleservicios Espana S.A.U. and our other Spanish companies | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount		$ 3,538
Labour related disputes | Atento Mexico S.A. de CV [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Claim amount		7,187
Labour related disputes | R Brasil Solucoes S.A. [member] | Probable [member]
Disclosure of contingent liabilities [line items]
Claim amount		$ 377
Various | Atento Brasil [member] | Possible [member]
Disclosure of contingent liabilities [line items]
Number of claims		14
Claim amount		$ 4,948		$ 5,953